UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Global Health Care Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Biotechnology (13.8%)

Achillion Pharmaceuticals, Inc.(NON)	142,600	$1,110,854

Acorda Therapeutics, Inc.(NON)	148,500	3,739,230

Actelion, Ltd. (Switzerland)	126,666	6,273,842

Affymax, Inc.(NON)	362,600	8,861,944

Amgen, Inc.	119,335	10,596,948

Amicus Therapeutics, Inc.(NON)	407,042	2,328,280

Anthera Pharmaceuticals, Inc.(NON)(S)	136,843	87,580

Arqule, Inc.(NON)	593,905	1,579,787

BioMarin Pharmaceuticals, Inc.(NON)	177,800	8,641,080

Celgene Corp.(NON)	446,300	35,074,717

Celldex Therapeutics, Inc.(NON)	167,400	994,356

ChemoCentryx, Inc.(NON)	180,888	2,143,523

Clovis Oncology, Inc.(NON)(S)	113,070	1,739,017

Codexis, Inc.(NON)	270,822	579,559

Dendreon Corp.(NON)(S)	1,175,670	5,231,732

Dyax Corp.(NON)	992,844	3,246,600

Gilead Sciences, Inc.(NON)	108,500	8,137,500

Idenix Pharmaceuticals, Inc.(NON)	181,100	927,232

Incyte Corp., Ltd.(NON)	31,600	556,160

Merrimack Pharmaceuticals, Inc.(NON)	271,334	1,937,325

Neurocrine Biosciences, Inc.(NON)	248,660	1,859,977

OncoGenex Pharmaceutical, Inc.(NON)	45,200	569,972

Pharmacyclics, Inc.(NON)	73,100	3,877,955

Puma Biotechnology, Inc.(NON)	82,536	1,700,242

Spectrum Pharmaceuticals, Inc.(NON)(S)	116,100	1,374,624

Synta Pharmaceuticals Corp.(NON)(S)	850,695	6,865,109

TESARO, Inc.(NON)(S)	113,246	2,096,183

United Therapeutics Corp.(NON)	207,000	10,877,850

Verastem, Inc.(NON)	355,447	2,420,594

Vertex Pharmaceuticals, Inc.(NON)	123,600	4,918,044

		140,347,816
Food and staples retail (2.3%)

CVS Caremark Corp.	416,600	19,376,066

Walgreen Co.	133,700	4,533,767

		23,909,833
Health-care equipment and supplies (11.5%)

Baxter International, Inc.	556,500	36,879,255

Boston Scientific Corp.(NON)	362,500	2,008,250

CareFusion Corp.(NON)	77,900	2,174,968

Covidien PLC	502,900	29,223,519

Globus Medical, Inc. Class A(NON)	36,410	484,617

Intuitive Surgical, Inc.(NON)	4,200	2,221,800

Medtronic, Inc.	322,100	13,563,631

Microport Scientific Corp. (China)	678,000	400,666

St. Jude Medical, Inc.	96,900	3,321,732

Stryker Corp.	125,400	6,791,664

Unilife Corp.(NON)(S)	557,524	1,271,155

West Pharmaceutical Services, Inc.	170,300	9,201,309

Zimmer Holdings, Inc.	138,600	9,143,442

		116,686,008
Health-care providers and services (14.9%)

Aetna, Inc.	944,500	40,792,955

AmerisourceBergen Corp.	497,700	21,012,894

Cardinal Health, Inc.	113,860	4,605,637

CIGNA Corp.	592,500	30,969,975

Express Scripts Holding Co.(NON)	391,564	21,085,721

Fresenius Medical Care AG & Co., KGaA (Germany)	76,542	5,256,069

Fresenius Medical Care AG & Co., KGaA ADR (Germany)	21,210	1,457,127

Humana, Inc.	68,900	4,506,749

McKesson Corp.	40,324	3,809,408

Sinopharm Group Co. (China)	310,800	964,458

UnitedHealth Group, Inc.	89,100	4,846,149

WellPoint, Inc.	212,500	11,878,750

		151,185,892
Health-care technology (0.3%)

Allscripts Healthcare Solutions, Inc.(NON)	242,000	2,691,040

		2,691,040
Life sciences tools and services (4.8%)

Agilent Technologies, Inc.	82,000	3,139,780

Illumina, Inc.(NON)(S)	49,200	2,642,532

Life Technologies Corp.(NON)	330,300	16,300,305

Sequenom, Inc.(NON)(S)	284,000	1,383,080

ShangPharma Corp. ADR (China)(NON)	531,484	4,230,613

Thermo Fisher Scientific, Inc.	270,600	17,196,630

WuXi PharmaTech (Cayman), Inc. ADR (China)(NON)	257,442	4,219,474

		49,112,414
Personal products (0.2%)

Synutra International, Inc.(NON)	350,824	1,571,692

		1,571,692
Pharmaceuticals (51.4%)

Abbott Laboratories	508,500	33,052,499

Astellas Pharma, Inc. (Japan)	322,500	16,313,762

Auxilium Pharmaceuticals, Inc.(NON)	1,354,000	25,915,560

Bayer AG (Germany)	346,157	31,311,045

Cempra, Inc.(NON)	271,257	1,668,231

Daiichi Sankyo Co., Ltd. (Japan)	261,000	4,027,318

Eli Lilly & Co.	1,003,900	49,231,256

GlaxoSmithKline PLC (United Kingdom)	1,377,613	29,454,332

Hi-Tech Pharmacal Co., Inc.(NON)	17,100	516,420

Hospira, Inc.(NON)	84,700	2,524,060

Johnson & Johnson	1,024,300	71,424,439

Medicines Co. (The)(NON)	24,100	517,427

Merck & Co., Inc.	1,067,300	47,281,390

Merck KGaA (Germany)	159,729	21,365,614

Mitsubishi Tanabe Pharma Corp. (Japan)	209,600	2,845,180

Novartis AG (Switzerland)	323,265	20,005,663

Pfizer, Inc.	2,810,201	70,311,229

Sanofi (France)	469,598	41,933,137

Sanofi CVR (France)(NON)	1,134,262	1,962,273

Shire PLC (United Kingdom)	203,577	5,890,468

Sihuan Pharmaceutical Holdings Group, Ltd. (China)(S)	1,928,000	793,569

Somaxon Pharmaceuticals, Inc.(NON)	245,212	382,531

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	361,465	14,585,113

Warner Chilcott PLC Class A	312,200	3,640,252

Watson Pharmaceuticals, Inc.(NON)	299,000	26,314,990

		523,267,758

Total common stocks (cost $771,289,192)		$1,008,772,453

SHORT-TERM INVESTMENTS (2.0%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	6,436,311	$6,436,311

SSgA Prime Money Market Fund 0.10%(P)	1,550,000	1,550,000

Putnam Cash Collateral Pool, LLC 0.20%(d)	9,848,260	9,848,260

U.S. Treasury Bills with effective yields ranging from 0.158% to 0.170%, October 17, 2013(SEGSF)	$1,198,000	1,196,336

U.S. Treasury Bills with effective yields ranging from 0.166% to 0.172%, May 30, 2013(SEGSF)	854,000	853,452

Total short-term investments (cost $19,884,058)		$19,884,359

TOTAL INVESTMENTS

Total investments (cost $791,173,250)(b)		$1,028,656,812

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $123,108,234) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/20/12	$31,213,075	$31,151,674	$61,401
Citibank, N.A.
	British Pound	Buy	12/20/12	28,681,949	28,913,970	(232,021)
	Danish Krone	Buy	12/20/12	14,541,686	14,307,589	234,097
Credit Suisse AG
	Japanese Yen	Buy	12/20/12	18,577,648	19,108,386	(530,738)
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/20/12	16,700,896	16,622,260	78,636
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	12/20/12	13,054,637	13,004,355	50,282

Total						$(338,343)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,017,862,176.
(b)	The aggregate identified cost on a tax basis is $792,352,185, resulting in gross unrealized appreciation and depreciation of $304,586,508 and $68,281,881, respectively, or net unrealized appreciation of $236,304,627.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$8,189,259	$44,310,347	$46,063,295	$6,960
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $9,371,152.
	The fund received cash collateral of $9,848,260, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $477,226 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.0%
	Germany	5.9
	France	4.3
	United Kingdom	3.5
	Switzerland	2.6
	Japan	2.3
	Israel	1.4
	China	1.0

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $530,738 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $631,192.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer staples	$25,481,525	$—	$—
Health care	983,290,928	—	—
Total common stocks	1,008,772,453	—	—
Short-term investments	$7,986,311	$11,898,048	$—

Totals by level	$1,016,758,764	$11,898,048	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(338,343)	$—

Totals by level	$—	$(338,343)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	424,416	762,759

Total	$424,416	$762,759

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013